                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   12/31/03

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Income Trust II performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of December 31, 2003.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

HIGH INCOME TRUST II
SYMBOL: VLT
-------------------------------------------------------
AVERAGE ANNUAL                 BASED ON      BASED ON
TOTAL RETURNS                    NAV       MARKET PRICE

Since Inception (04/28/89)       5.33%         6.09%

10-year                          4.46          4.71

5-year                           1.36          0.91

1-year                          32.54         37.20
-------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Chase High Yield Index is generally representative of high-yield securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Trust Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen High Income Trust II is managed by the adviser's High Yield team.(1) Current team members include Gordon Loery, Executive Director; Josh Givelber, Vice President; Chad Liu, Vice President; and Sheila Finnerty, Managing Director.

MARKET CONDITIONS

The high-yield market entered the 12-month period on a strong footing and continued to rally sharply through the end of the year. The CSFB High Yield Index, a broad benchmark for the high-yield bond market, returned 27.94 percent for calendar 2003, its second-best annual performance since the asset class developed in the mid-1980s.

Many factors contributed to the high-yield market's stellar performance in 2003. Improving perceptions regarding the economy, the credit cycle, and defaults led to renewed investor interest in credit-sensitive issues. Several highly visible high-yield companies produced positive earnings surprises, and the Moody's issuer-based default rate fell by more than half over the course of the year. Low interest rates added to the allure of high-yield bonds for yield-hungry investors. The resulting record inflows into the asset class provided portfolio managers with large amounts of cash that handily offset a near-record amount of new issuance. In addition, many high-yield mutual funds, which began the year with conservative portfolios relative to the high-yield indices, began heavily buying lower-rated credits in an attempt to catch up to the rallying market.

These factors combined to produce significant price appreciation across all sectors of the high yield-market, with the most speculative companies in the lowest credit tiers tending to perform most strongly. Wireless communications, utilities, telecom, and cable--among the worst performers in 2001 and 2002--were the best performing sectors in 2003. More typically defensive sectors, such as consumer products and food and drug, lagged, as did forest products and metals.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

A closed-end fund's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On both a market-price and a NAV basis, the trust outperformed its benchmark, the Chase High Yield Index. (See table below.)

In keeping with our focus on bottom-up issue selection, the greatest driver of the trust's performance was strong credit selection. Many of the portfolio's best performers entered the year at a steep discount to their par (or face) value, and enjoyed robust price appreciation as well as attractive income over the course of the year. In the wireless sector, the portfolio's position in Nextel benefited from the company's continued financial strength coupled with a low valuation at the beginning of the period. The trust enjoyed similarly strong performance from companies in the broadcasting, utilities, cable, telecommunications and chemicals industries.

The trust uses leverage on an ongoing basis to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are invested in longer-term securities, taking advantage of the difference between short- and longer-term rates. With short-term rates at historic lows during the period, the difference between short- and longer-term rates was relatively high. This made using leverage a particularly profitable approach during the period, and added to the trust's strong performance.

While the trust's performance outpaced its benchmark, not all of its positions were beneficial. The rapid rise in the market price of CCC-rated debt led us to trim some of the trust's exposure to those securities in order to redeploy assets into parts of the market we viewed as more attractive. While we remain convinced of the wisdom of this approach in the long-term, it did cause the portfolio to miss some of the price performance of these lower-rated securities. The trust benefited from strong credit selection within utilities, though our stringent investment criteria made it difficult to find attractive companies in

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

-----------------------------------------------
      BASED      BASED ON     CHASE HIGH
      ON NAV   MARKET PRICE   YIELD INDEX

      32.54%      37.20%         27.50%
-----------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

that sector given its widespread problem of overcapacity. As a result, the trust did not fully benefit from this sector's strong performance during the year. Going forward, we hope to see continued improvement in the economy, which should bode well for the high-yield market, and we will continue to closely monitor the market for compelling investment opportunities.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

TOP 5 SECTORS AS OF 12/31/03                RATINGS ALLOCATIONS AS OF 12/31/03
Gaming & Leisure              13.0%         A/A                              0.6%
Energy                         9.7          BBB/Baa                         10.4
Utility                        6.2          BB/Ba                           46.4
Chemicals                      6.0          B/B                             40.3
Housing                        5.8          CCC/Caa & below                  2.1
                                            Non-Rated                        0.2

Subject to change daily. Sector percentages are as a percentage of long-term investments. Ratings allocation percentages are as a percentage of long-term debt investment. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

                                               BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
          CORPORATE BONDS  162.4%
          BROADCASTING  4.0%
$  210    Granite Broadcasting Corp., 144A--Private
          Placement (a)....................................  9.750%   12/01/10   $    210,525
   555    Nextmedia Operating, Inc. ....................... 10.750    07/01/11        632,700
   615    TV Azteca S.A. (Mexico).......................... 10.500    02/15/07        631,912
                                                                                 ------------
                                                                                    1,475,137
                                                                                 ------------
          CABLE  9.1%
   755    Charter Communication Holdings LLC...............  9.625    11/15/09        668,175
   110    CSC Holdings, Inc. ..............................  7.250    07/15/08        114,950
   340    CSC Holdings, Inc. ..............................  8.125    07/15/09        367,200
   140    CSC Holdings, Inc. ..............................  9.875    02/15/13        147,000
   445    DirecTV Holdings LLC.............................  8.375    03/15/13        518,425
   850    Echostar DBS Corp. ..............................  9.375    02/01/09        893,562
   635    Echostar DBS Corp., 144A--Private Placement
          (a)..............................................  6.375    10/01/11        654,050
                                                                                 ------------
                                                                                    3,363,362
                                                                                 ------------
          CHEMICALS  10.0%
   460    Equistar Chemicals LP............................ 10.125    09/01/08        506,000
   180    FMC Corp. ....................................... 10.250    11/01/09        211,500
   145    Huntsman Advanced Materials LLC, 144A--Private
          Placement (a).................................... 11.000    07/15/10        160,950
   145    ISP Chemco, Inc. ................................ 10.250    07/01/11        163,850
   675    ISP Holdings, Inc. .............................. 10.625    12/15/09        745,875
   105    Koppers, Inc.,144A--Private Placement (a)........  9.875    10/15/13        116,287
    55    Kraton Polymers LLC, 144A--Private Placement
          (a)..............................................  8.125    01/15/14         57,475
    40    Millennium America, Inc. ........................  7.000    11/15/06         41,200
   385    Millennium America, Inc. ........................  9.250    06/15/08        421,575
   395    Nalco Co., 144A--Private Placement (a)...........  7.750    11/15/11        424,625
    57    PCI Chemicals Canada, Inc. (Canada).............. 10.000    12/31/08         51,717
    18    Pioneer Cos., Inc. (b)...........................  4.640    12/31/06         16,377
   365    Rhodia S.A., 144A--Private Placement (France)
          (a)..............................................  8.875    06/01/11        337,625
   245    Rockwood Specialties Group, Inc., 144A--Private
          Placement (a).................................... 10.625    05/15/11        274,400
   155    Westlake Chemical Corp., 144A--Private Placement
          (a)..............................................  8.750    07/15/11        170,500
                                                                                 ------------
                                                                                    3,699,956
                                                                                 ------------

See Notes to Financial Statements                                              5

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
          CONSUMER PRODUCTS  2.0%
$  130    Elizabeth Arden, Inc. ........................... 11.750%   02/01/11   $    155,350
   155    Oxford Industrials, Inc., 144A--Private Placement
          (a)..............................................  8.875    06/01/11        170,306
   235    Rayovac Corp. ...................................  8.500    10/01/13        250,275
   146    Tempur Pedic, Inc., 144A--Private Placement
          (a).............................................. 10.250    08/15/10        163,520
                                                                                 ------------
                                                                                      739,451
                                                                                 ------------
          DIVERSIFIED MEDIA  7.8%
   485    Alliance Atlantis Communications, Inc.
          (Canada)......................................... 13.000    12/15/09        555,325
   250    Dex Media East Finance Corp...................... 12.125    11/15/12        308,750
   260    Dex Media West Finance Corp., 144A--Private
          Placement (a)....................................  9.875    08/15/13        303,550
   125    Nexstar Finance, Inc., 144A--Private Placement
          (a)..............................................  7.000    01/15/14        126,250
   160    PEI Holdings, Inc. .............................. 11.000    03/15/10        186,400
   510    Primedia, Inc. ..................................  8.875    05/15/11        540,600
   380    Salem Communications Corp. ......................  7.750    12/15/10        398,050
   310    Vivendi Universal S.A. (France)..................  9.250    04/15/10        368,900
   110    Vivendi Universal S.A., 144A--Private Placement
          (France) (a).....................................  6.250    07/15/08        117,012
                                                                                 ------------
                                                                                    2,904,837
                                                                                 ------------
          ENERGY  16.2%
   560    BRL Universal Equipment..........................  8.875    02/15/08        603,400
   430    Chesapeake Energy Corp. .........................  7.875    03/15/04        435,375
   160    Citgo Petroleum Corp. ........................... 11.375    02/01/11        186,400
   475    El Paso Production Holding Co., 144A--Private
          Placement (a)....................................  7.750    06/01/13        470,250
   910    Frontier Oil Corp. .............................. 11.750    11/15/09      1,032,850
    85    GulfTerra Energy Partners LP.....................  8.500    06/01/10         96,900
   285    GulfTerra Energy Partners LP..................... 10.625    12/01/12        354,825
    70    Hanover Compressor Co. ..........................  8.625    12/15/10         73,150
   275    Hanover Equipment Trust..........................  8.500    09/01/08        292,875
   120    Hanover Equipment Trust..........................  8.750    09/01/11        127,800
   345    Hilcorp Energy Finance Corp., 144A--Private
          Placement (a).................................... 10.500    09/01/10        379,500
   215    Magnum Hunter Resources, Inc. ...................  9.600    03/15/12        245,100
    65    MSW Energy Holdings LLC..........................  8.500    09/01/10         71,175
   295    MSW Energy Holdings LLC, 144A--Private Placement
          (a)..............................................  7.375    09/01/10        309,750
   254    Port Arthur Finance Corp. ....................... 12.500    01/15/09        303,342
   235    Tesoro Petroleum Corp. ..........................  9.000    07/01/08        244,987
   135    Tesoro Petroleum Corp. ..........................  9.625    04/01/12        148,500
   605    Vintage Petroleum, Inc. .........................  7.875    05/15/11        641,300
                                                                                 ------------
                                                                                    6,017,479
                                                                                 ------------

 6                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
          FINANCIAL  2.0%
$  240    Banco Nacional de Comercio Exterior (Mexico).....  7.250%   02/02/04   $    241,200
   435    Istar Financial, Inc. ...........................  8.750    08/15/08        504,600
                                                                                 ------------
                                                                                      745,800
                                                                                 ------------
          FOOD & DRUG  1.8%
    90    Couche-Tard US Finance, 144A--Private Placement
          (a)..............................................  7.500    12/15/13         94,725
   510    Delhaize America, Inc. ..........................  8.125    04/15/11        589,050
 1,180    Jitney-Jungle Stores America, Inc. (c) (d) (e)... 12.000    03/01/06              0
                                                                                 ------------
                                                                                      683,775
                                                                                 ------------
          FOOD & TOBACCO  9.6%
   410    Altria Group, Inc. ..............................  7.000    11/04/13        438,168
   550    Constellation Brands, Inc. ......................  8.000    02/15/08        613,250
   255    Michael Foods, Inc., 144A--Private Placement
          (a)..............................................  8.000    11/15/13        267,112
   165    National Beef Packing Co., 144A--Private
          Placement (a).................................... 10.500    08/01/11        170,775
   570    Pilgrim's Pride Corp. ...........................  9.625    09/15/11        629,850
   155    PPC Escrow Corp., 144A--Private Placement (a)....  9.250    11/15/13        161,200
   465    Smithfield Foods, Inc. ..........................  7.625    02/15/08        471,975
   760    Smithfield Foods, Inc. ..........................  8.000    10/15/09        805,600
                                                                                 ------------
                                                                                    3,557,930
                                                                                 ------------
          FOREST PRODUCTS  9.7%
    70    Abitibi-Consolidated, Inc. (Canada)..............  8.550    08/01/10         78,071
   390    Abitibi-Consolidated, Inc. (Canada)..............  6.000    06/20/13        374,961
   445    Georgia-Pacific Corp. ...........................  8.875    02/01/10        509,525
   460    MDP Acquisitions PLC (Ireland)...................  9.625    10/01/12        517,500
   175    Norampac, Inc. (Canada)..........................  6.750    06/01/13        183,312
 1,020    Owens-Brockway Glass Containers, Inc. ...........  8.875    02/15/09      1,123,275
   790    Tembec Industries, Inc. (Canada).................  7.750    03/15/12        790,000
                                                                                 ------------
                                                                                    3,576,644
                                                                                 ------------
          GAMING & LEISURE  21.6%
   690    Harrahs Operating Co., Inc. .....................  7.875    12/15/05        752,100
   345    Hilton Hotels Corp. .............................  7.950    04/15/07        384,244
   170    Hilton Hotels Corp. .............................  7.625    12/01/12        191,887
   510    HMH Properties, Inc. ............................  7.875    08/01/08        532,950
   435    Horseshoe Gaming LLC.............................  8.625    05/15/09        461,644
 1,075    International Game Technology....................  7.875    05/15/04      1,097,511
   210    LodgeNet Entertainment Corp. ....................  9.500    06/15/13        231,000
   480    MGM Mirage, Inc. ................................  6.000    10/01/09        495,600
 1,100    Mohegan Tribal Gaming Authority..................  8.125    01/01/06      1,190,750
   380    Park Place Entertainment Corp. ..................  7.875    12/15/05        408,025
   325    Park Place Entertainment Corp. ..................  8.875    09/15/08        368,875
   800    Starwood Hotels & Resorts Worldwide, Inc. .......  7.375    05/01/07        868,000

See Notes to Financial Statements                                              7

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
          GAMING & LEISURE (CONTINUED)
$  595    Station Casinos, Inc. ...........................  8.375%   02/15/08   $    640,369
   350    Station Casinos, Inc. ...........................  9.875    07/01/10        386,750
                                                                                 ------------
                                                                                    8,009,705
                                                                                 ------------
          HEALTHCARE  9.5%
   485    AmerisourceBergen Corp. .........................  8.125    09/01/08        549,263
   295    Fisher Scientific International, Inc. ...........  8.125    05/01/12        317,863
   410    Fresenius Medical Care Capital Trust II..........  7.875    02/01/08        439,725
   180    Fresenius Medical Care Capital Trust IV..........  7.875    06/15/11        195,300
   800    HCA, Inc. .......................................  6.910    06/15/05        842,986
    35    Manor Care, Inc. ................................  7.500    06/15/06         38,150
   115    Manor Care, Inc. ................................  8.000    03/01/08        130,525
   145    Medco Health Solutions, Inc. ....................  7.250    08/15/13        158,465
    65    National Nephrology Associates, Inc., 144A--
          Private Placement (a)............................  9.000    11/01/11         68,413
   195    Omnicare, Inc. ..................................  8.125    03/15/11        214,013
    70    Omnicare, Inc. ..................................  6.125    06/01/13         70,525
   360    Tenet Healthcare Corp. ..........................  6.500    06/01/12        346,950
   140    Tenet Healthcare Corp. ..........................  7.375    02/01/13        141,400
                                                                                 ------------
                                                                                    3,513,578
                                                                                 ------------
          HOUSING  9.7%
   405    CB Richard Ellis Service, Inc. .................. 11.250    06/15/11        459,675
    90    CBRE Escrow, Inc., 144A--Private Placement (a)...  9.750    05/15/10        100,350
   455    LNR Property Corp. ..............................  7.625    07/15/13        481,163
   135    LNR Property Corp., 144A--Private Placement
          (a)..............................................  7.250    10/15/13        138,038
   265    Louisiana Pacific Corp. ......................... 10.875    11/15/08        316,675
   150    Meritage Corp. ..................................  9.750    06/01/11        168,375
    80    Nortek Holdings, Inc. ...........................  9.250    03/15/07         82,600
   410    Schuler Homes, Inc. .............................  9.375    07/15/09        463,300
   130    Technical Olympic USA, Inc. .....................  9.000    07/01/10        140,400
   170    Technical Olympic USA, Inc. .....................  9.000    07/01/10        183,600
   295    Technical Olympic USA, Inc. ..................... 10.375    07/01/12        331,875
   675    Webb (Del E.) Corp. ............................. 10.250    02/15/10        721,406
                                                                                 ------------
                                                                                    3,587,457
                                                                                 ------------
          INFORMATION TECHNOLOGY  5.6%
   415    Avaya, Inc. ..................................... 11.125    04/01/09        487,625
   325    Fairchild Semiconductor Corp. ................... 10.500    02/01/09        364,000
   570    Iron Mountain, Inc. .............................  8.625    04/01/13        618,450
   215    Xerox Capital Europe PLC (United Kingdom)........  5.875    05/15/04        218,225
   365    Xerox Corp. .....................................  7.125    06/15/10        392,375
                                                                                 ------------
                                                                                    2,080,675
                                                                                 ------------

 8                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
          MANUFACTURING  7.6%
$  315    ABB Finance, Inc. ...............................  6.750%   06/03/04   $    302,497
   411    Communications & Power Industries, Inc. ......... 12.000    08/01/05        422,303
   115    Flowserve Corp. ................................. 12.250    08/15/10        133,975
   395    Johnsondiversey, Inc. ...........................  9.625    05/15/12        442,400
   500    Manitowoc, Inc. ................................. 10.500    08/01/12        571,875
   390    Trimas Corp. ....................................  9.875    06/15/12        408,525
   495    Tyco Intl Group S.A. (Luxembourg)................  6.375    02/15/06        529,650
                                                                                 ------------
                                                                                    2,811,225
                                                                                 ------------
          METALS  2.5%
   142    Doe Run Resources Corp. (Acquired 02/15/01, Cost
          $119,173) (e) (f) (h)............................ 11.750    11/01/08         49,732
   155    General Cable Corp., 144A--Private Placement
          (a)..............................................  9.500    11/15/10        166,625
   900    GS Technologies Operating, Inc. (c) (d) (e)...... 12.250    10/01/05              0
   325    UCAR Finance, Inc. .............................. 10.250    02/15/12        375,375
   295    United States Steel Corp. .......................  9.750    05/15/10        333,350
                                                                                 ------------
                                                                                      925,082
                                                                                 ------------
          RETAIL  4.1%
    96    Big 5 Corp. ..................................... 10.875    11/15/07        101,280
   215    General Nutrition Centers, Inc., 144A--Private
          Placement (a)....................................  8.500    12/01/10        221,450
   480    Payless Shoesource, Inc. ........................  8.250    08/01/13        464,400
    60    Penney JC Co., Inc. .............................  7.600    04/01/07         66,525
   235    Penney JC Co., Inc. .............................  8.000    03/01/10        270,544
   345    Penney JC Co., Inc. .............................  9.000    08/01/12        414,431
                                                                                 ------------
                                                                                    1,538,630
                                                                                 ------------
          SERVICES  6.6%
 1,140    Allied Waste North America, Inc. ................  8.875    04/01/08      1,282,500
   310    United Rentals North America, Inc., 144A--
          Private Placement (a)............................  7.750    11/15/13        318,138
   750    Waste Management, Inc. ..........................  7.125    10/01/07        844,213
                                                                                 ------------
                                                                                    2,444,851
                                                                                 ------------
          TELECOMMUNICATIONS  1.0%
   355    Axtel S.A., 144A--Private Placement (Mexico)
          (a).............................................. 11.000    12/15/13        363,875
   220    Exodus Communications, Inc. (c) (d) (e).......... 11.250    07/01/08              0
                                                                                 ------------
                                                                                      363,875
                                                                                 ------------
          TRANSPORTATION  8.7%
   335    Autonation, Inc. ................................  9.000    08/01/08        386,088
   345    General Motors Acceptance Corp. .................  7.500    07/15/05        370,908
   320    Intermet Corp. ..................................  9.750    06/15/09        329,600
   435    Laidlaw International, Inc., 144A--Private
          Placement (a).................................... 10.750    06/15/11        493,725

See Notes to Financial Statements                                              9

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
          TRANSPORTATION (CONTINUED)
$  605    Lear Corp. ......................................  8.110%   05/15/09   $    714,656
   305    Sonic Automotive, Inc. ..........................  8.625    08/15/13        323,300
   115    Sonic Automotive, Inc., 144A--Private Placement
          (a)..............................................  8.625    08/15/13        121,900
   410    TRW Automotive, Inc. ............................  9.375    02/15/13        470,475
                                                                                 ------------
                                                                                    3,210,652
                                                                                 ------------
          UTILITY  10.4%
    54    AES Corp. .......................................  9.375    09/15/10         60,143
    18    AES Corp. .......................................  8.875    02/15/11         19,710
   180    Allegheny Energy, Inc. ..........................  7.750    08/01/05        182,475
   320    Calpine Corp. ...................................  8.625    08/15/10        251,200
   165    Calpine Corp., 144A--Private Placement (a).......  8.500    07/15/10        161,700
    50    CMS Energy Corp. ................................  7.500    01/15/09         51,750
   295    CMS Energy Corp. ................................  8.500    04/15/11        320,075
   405    Dynegy Holdings, Inc. ...........................  6.875    04/01/11        375,131
   295    Dynegy Holdings, Inc., 144A--Private Placement
          (a)..............................................  9.875    07/15/10        333,350
   170    IPALCO Enterprises, Inc. ........................  8.625    11/14/11        190,825
   350    Monongahela Power Co. ...........................  5.000    10/01/06        357,875
   290    Nevada Power Co., 144A--Private Placement (a)....  9.000    08/15/13        322,263
   475    PSEG Energy Holdings, Inc. ......................  9.125    02/10/04        479,750
   145    Southern Natural Gas Co. ........................  8.875    03/15/10        163,850
   305    TNP Enterprises, Inc. ........................... 10.250    04/01/10        333,975
   200    Transcontinental Gas Pipe Line Corp. ............  8.875    07/15/12        237,500
                                                                                 ------------
                                                                                    3,841,572
                                                                                 ------------
          WIRELESS COMMUNICATIONS  2.9%
   845    Nextel Communications, Inc. .....................  9.375    11/15/09        925,275
   143    Telecorp PCS, Inc. .............................. 10.625    07/15/10        167,229
                                                                                 ------------
                                                                                    1,092,504
                                                                                 ------------
TOTAL CORPORATE BONDS  162.4%.................................................     60,184,177
                                                                                 ------------
          GOVERNMENT AND GOVERNMENT AGENCY
          OBLIGATIONS  3.5%
   405    Federal Republic of Brazil (Brazil).............. 11.250    07/26/07        475,875
   140    Republic of Columbia (Columbia).................. 10.750    01/15/13        159,950
   550    United Mexican States (Mexico)...................  8.625    03/12/08        649,000
                                                                                 ------------
TOTAL GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS............................      1,284,825
                                                                                 ------------

 10                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003

                                                                                   MARKET
DESCRIPTION                                                                        VALUE

EQUITIES  0.8%
DecisionOne Corp. (2,450 common shares) (e) (g)..............................   $          0
DecisionOne Corp. (5,386 common stock warrants) (e) (g)......................              0
Dobson Communications Corp., 144A--Private Placement (215 convertible
  preferred shares) (a)......................................................         38,700
Doe Run Resources Corp. (1 common stock warrant) (e) (g).....................              0
HCI Direct, Inc. (30,357 common shares) (e) (g)..............................        236,785
Hosiery Corp. of America, Inc. (500 common shares) (e) (g)...................              0
Pioneer Cos., Inc. (3,675 common shares) (g).................................         29,951
VS Holdings, Inc. (8,891 common shares) (e) (g)..............................          1,660
                                                                                ------------

TOTAL EQUITIES...............................................................        307,096
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  166.7%
  (Cost $61,159,407).........................................................     61,776,098

REPURCHASE AGREEMENT  5.7%
State Street Bank & Trust Co. ($2,116,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 12/31/03, to be sold on 01/02/04 at $2,116,100)
  (Cost $2,116,000)..........................................................      2,116,000
                                                                                ------------

TOTAL INVESTMENTS  172.4%
  (Cost $63,275,407).........................................................     63,892,098

OTHER ASSETS IN EXCESS OF LIABILITIES  2.6%..................................        959,443
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (75.0%)..................    (27,800,859)
                                                                                ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 37,050,682
                                                                                ============

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Variable rate security. Interest rate shown is that in effect at December 31, 2003.

(c) Non-income producing as security is in default.

(d) This borrower has filed for protection in federal bankruptcy court.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f) Payment-in-kind security.

See Notes to Financial Statements                                             11

YOUR TRUST'S INVESTMENTS

December 31, 2003

(g) Non-income producing security.

(h) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.1% of net assets applicable to common shares.

 12                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $63,275,407)........................  $ 63,892,098
Receivables:
  Interest..................................................     1,300,500
  Investments Sold..........................................       244,181
Other.......................................................           818
                                                              ------------
      Total Assets..........................................    65,437,597
                                                              ------------
LIABILITIES:
Payables:
  Custodian Bank............................................       243,191
  Income Distributions--Common Shares.......................        47,973
  Investment Advisory Fee...................................        38,399
  Other Affiliates..........................................         4,808
Trustees' Deferred Compensation and Retirement Plans........       172,656
Accrued Expenses............................................        79,029
                                                              ------------
      Total Liabilities.....................................       586,056
Preferred Shares (including accrued distributions)..........    27,800,859
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 37,050,682
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($37,050,682 divided by
  8,109,000 shares outstanding).............................  $       4.57
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 8,109,000 shares issued and
  outstanding)..............................................  $     81,090
Paid in Surplus.............................................    64,211,338
Net Unrealized Appreciation.................................       616,691
Accumulated Undistributed Net Investment Income.............      (613,037)
Accumulated Net Realized Loss...............................   (27,245,400)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 37,050,682
                                                              ============
PREFERRED SHARES
($.01 par value, authorized 100,000,000 shares, 1,112 issued with liquidation preference of $25,000 per share).........  $ 27,800,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $ 64,850,682
                                                              ============

See Notes to Financial Statements                                             13

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Interest....................................................  $  4,962,914
Dividends...................................................           365
Other.......................................................         8,018
                                                              ------------
    Total Income............................................     4,971,297
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       433,883
Preferred Share Maintenance.................................        80,274
Trustees' Fees and Related Expenses.........................        48,362
Audit.......................................................        44,048
Shareholder Services........................................        38,690
Legal.......................................................        16,768
Custody.....................................................        14,882
Other.......................................................        92,572
                                                              ------------
    Total Expenses..........................................       769,479
                                                              ------------
NET INVESTMENT INCOME.......................................  $  4,201,818
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (5,545,510)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (11,068,264)
  End of the Period.........................................       616,691
                                                              ------------
Net Unrealized Appreciation During the Period...............    11,684,955
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  6,139,445
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $   (325,692)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 10,015,571
                                                              ============

 14                                            See Notes to Financial Statements

Statements of Changes in Net Assets

                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2003    DECEMBER 31, 2002
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................     $ 4,201,818          $ 4,855,716
Net Realized Loss....................................      (5,545,510)          (8,628,105)
Net Unrealized Appreciation During the Period........      11,684,955            1,421,734

Distributions to Preferred Shareholders:
  Net Investment Income..............................        (317,415)            (526,962)
  Return of Capital Distribution.....................          (8,277)             (38,780)
                                                          -----------          -----------
Change in Net Assets Applicable to Common Shares from
  Operations.........................................      10,015,571           (2,916,397)

Distributions to Common Shareholders:
  Net Investment Income..............................      (3,587,601)          (4,682,374)
  Return of Capital Distribution.....................         (93,545)            (344,582)
                                                          -----------          -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES.........................       6,334,425           (7,943,353)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..............................      30,716,257           38,659,610
                                                          -----------          -----------
End of the Period (Including accumulated
  undistributed net investment income of ($613,037)
  and ($1,036,698), respectively)....................     $37,050,682          $30,716,257
                                                          ===========          ===========

See Notes to Financial Statements                                             15

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             ------------------------------
                                                              2003       2002      2001 (C)
                                                             ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $  3.79    $  4.77    $  5.40
                                                             -------    -------    -------
  Net Investment Income....................................      .52        .60        .90
  Net Realized and Unrealized Gain/Loss....................      .75       (.89)      (.61)
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
    Net Investment Income..................................     (.04)      (.07)      (.18)
    Return of Capital Distributions........................      -0-*       -0-*       -0-*
                                                             -------    -------    -------
Total from Investment Operations...........................     1.23       (.36)       .11
Distributions Paid to Common Shareholders:
    Net Investment Income..................................     (.44)      (.58)      (.73)
    Return of Capital Distributions........................     (.01)      (.04)      (.01)
                                                             -------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $  4.57    $  3.79    $  4.77
                                                             =======    =======    =======

Common Share Market Price at End of the Period.............  $  5.08    $  4.07    $  5.75
Total Return (a)...........................................   37.20%    -19.86%     13.57%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $  37.1    $  30.7    $  38.7
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (b)........................................    2.25%      2.28%      2.14%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)..........................   12.29%     14.50%     16.83%
Portfolio Turnover.........................................      74%        81%        63%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (b)...............................................    1.24%      1.18%      1.15%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................   11.34%     12.93%     13.40%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    1,112      1,112      1,360
Asset Coverage Per Preferred Share (e).....................  $58,320    $52,652    $53,426
Involuntary Liquidating Preference Per Preferred Share.....  $25,000    $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000    $25,000    $25,000

*   Amount is less than $.01.

(a) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c) As required, effective January 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets applicable to common shares by .40%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------
      2000      1999       1998       1997       1996       1995       1994
-----------------------------------------------------------------------------
     $  6.56   $  7.59   $   8.44   $   8.31   $   8.12   $   7.32   $   8.98
     -------   -------   --------   --------   --------   --------   --------
        1.10      1.14       1.18       1.20       1.23       1.27       1.28
       (1.11)    (1.00)      (.77)       .18        .21        .81      (1.53)
        (.33)     (.27)      (.30)      (.29)      (.29)      (.32)      (.23)
         -0-*      -0-        -0-        -0-        -0-        -0-        -0-
     -------   -------   --------   --------   --------   --------   --------
        (.34)     (.13)       .11       1.09       1.15       1.76       (.48)
        (.76)     (.90)      (.96)      (.96)      (.96)      (.96)     (1.18)
        (.06)      -0-        -0-        -0-        -0-        -0-        -0-
     -------   -------   --------   --------   --------   --------   --------
     $  5.40   $  6.56   $   7.59   $   8.44   $   8.31   $   8.12   $   7.32
     =======   =======   ========   ========   ========   ========   ========

     $  5.69   $  5.75   $  8.625   $ 9.8125   $  9.375   $   8.75   $   7.50
      12.13%   -25.28%     -2.73%     15.34%     18.91%     30.33%    -12.94%
     $  43.8   $  53.2   $   61.6   $   68.4   $   67.4   $   65.8   $   59.4
       2.03%     1.97%      1.92%      1.83%      1.89%      1.96%      1.97%
      18.16%    16.32%     14.54%     14.43%     15.19%     16.19%     15.75%
         40%       56%        65%        98%        94%       124%       125%

       1.07%     1.10%      1.14%      1.10%      1.12%      1.15%      1.17%
      12.66%    12.41%     10.85%     10.93%     11.58%     12.09%     12.87%

       1,520     1,800        900        900        900        900        900
     $53,812   $54,557   $118,418   $126,015   $124,849   $123,135   $115,957
     $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             17

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Income Trust II (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide high current income, while seeking to preserve shareholders' capital through investment in a professionally managed diversified portfolio of high yield, fixed income securities. The Trust commenced investment operations on April 28, 1989. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2003, the Trust had an accumulated capital loss carryforward for tax purposes of $25,739,010 which expires between December 31, 2007 and December 31, 2011.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:


Cost of investments for tax purposes........................  $63,616,117
                                                              ===========
Gross tax unrealized appreciation...........................  $ 4,435,643
Gross tax unrealized depreciation...........................   (4,159,662)
                                                              -----------
Net tax unrealized appreciation on investments..............  $   275,981
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                 2003          2002
Distributions paid from:
  Ordinary income...........................................  $3,889,082    $5,224,881
  Return of capital.........................................     101,822       383,362
                                                              ----------    ----------
                                                              $3,990,904    $5,608,243

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified. Permanent differences of $132,940 relating to book to tax amortization differences were reclassified from accumulated undistributed net investment income to accumulated net realized loss, $5,860 relating to fee income received from tender offers were reclassified from accumulated undistributed net investment income to accumulated net realized loss, $101,601 relating to return of capital distributions were reclassified from accumulated undistributed net investment income to paid in surplus, and $2,448,303 relating to a portion of the capital loss carry forward that expired during the tax year ended December 31, 2003, were reclassified from accumulated net realized loss to paid in surplus.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    Net realized gains or losses may differ for financial reporting and tax purposes as a result of post-October losses of $1,506,389 which are not recognized for tax purposes until the first day of the following year.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .70% of the average daily net assets of the Trust.

    For the year ended December 31, 2003, the Trust recognized expenses of approximately $4,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the year ended December 31, 2003, the Trust recognized expenses of approximately $23,800 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments were $43,360,860 and $43,510,470, respectively.

4. AUCTION PREFERRED SHARES

As of December 31, 2003, the Trust has outstanding 1,112 Auction Preferred Shares ("APS"). Dividends are cumulative and the dividend rate is currently reset every 28 days through an auction process. The rate in effect on December 31, 2003 was 1.128%. During the year ended December 31, 2003, the rates ranged from 0.95% to 1.39%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of Preferred Share Maintenance expense.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Van Kampen High Income Trust II

We have audited the accompanying statement of assets and liabilities of Van Kampen High Income Trust II (the "Trust"), including the portfolio of investments, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to December 31, 2000, were audited by other auditors whose report, dated February 4, 2000, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trust's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen High Income Trust II as of December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 6, 2004

DIVIDEND REINVESTMENT PLAN

    The Trust offers a Dividend Reinvestment Plan (the "Plan") pursuant to which Common Shareholders who are participants in the Plan may have all distributions of dividends and capital gains automatically reinvested in Common Shares of the Trust. All Common Shareholders are deemed to be participants in the Plan unless they specifically elect not to participate. Common Shareholders who elect not to participate in the Plan will receive all distributions of dividends and capital gains in cash paid by check mailed directly to the Common Shareholder by the Trust's dividend disbursing agent.

HOW THE PLAN WORKS

    State Street Bank and Trust Company, as your Plan Agent, serves as agent for the Common Shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Trust will not issue any new Common Shares in connection with the Plan. All reinvestments are in full and fractional Common Shares, carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent, with the written consent of the Trust, by providing at least 90 days written notice to all Participants in the Plan.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    All Common Shareholders of the Trust are deemed to be participants in the Plan unless they specifically elect not to participate. You may withdraw from the Plan at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan, and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                                2800 Post Oak Blvd.
                                 Houston, TX 77056
                              Attn: Closed-End Funds

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH INCOME TRUST II

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUSAN H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 24

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             88       Trustee/Director/Managing
Blistex Inc.                               since 1989  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              86       Trustee/Director/Managing
1632 Morning Mountain Road                 since 2003  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Jerry D. Choate (65)          Trustee      Trustee     Prior to January 1999,         86       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Rod Dammeyer (63)             Trustee      Trustee     President of CAC, llc., a      88       Trustee/Director/Managing
CAC, llc.                                  since 1989  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of Stericycle,
San Diego, CA 92122-6223                               services. Prior to July                 Inc., TheraSense, Inc.,
                                                       2000, Managing Partner of               Ventana Medical Systems,
                                                       Equity Group Corporate                  Inc., GATX Corporation
                                                       Investment (EGI), a                     and Trustee of The
                                                       company that makes                      Scripps Research
                                                       private investments in                  Institute and the
                                                       other companies.                        University of Chicago
                                                                                               Hospitals and Health
                                                                                               Systems. Prior to January
                                                                                               2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Vice
                                                                                               Chairman and Director of
                                                                                               Anixter International,
                                                                                               Inc. and IMC Global Inc.
                                                                                               Prior to July 2000,
                                                                                               Director of Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            86       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      86       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 2003  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (68)            Trustee      Trustee     Prior to 1998, President       88       Trustee/Director/Managing
736 North Western Avenue                   since 1992  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            86       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (63)     Trustee      Trustee     President Emeritus and         88       Trustee/Director/Managing
1126 E. 59th Street                        since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, P.H.D.    Trustee      Trustee     Currently with Paladin         86       Trustee/Director/Managing
(62)                                       since 2003  Capital Group-Paladin                   General Partner of funds
2001 Pennsylvania Avenue                               Homeland Security Fund                  in the Fund Complex.
Suite 400                                              since November 2003.                    Director of Neurogen
Washington, DC 20006                                   Previously, Chief                       Corporation, a
                                                       Communications Officer of               pharmaceutical company,
                                                       the National Academy of                 since January 1998.
                                                       Sciences/National
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and Chief Operating
                                                       Officer from 1993 to
                                                       2001. Director of the
                                                       Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,     Trustee     President and Chief            86       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    2003;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           88       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        88       Trustee/Director/Managing
333 West Wacker Drive                      since 1989  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (63)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Adviser and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Adviser and Van Kampen Advisors Inc. Prior to December 2000,
                                                                   Executive Vice President and Chief Investment Officer of Van
                                                                   Kampen Investments, and President and Chief Operating
                                                                   Officer of the Adviser. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Adviser. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Adviser and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS


John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Adviser
1 Parkview Plaza                                       since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Adviser and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Adviser and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Adviser. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (65)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (47)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the Adviser,
New York, NY 10020                                                 Van Kampen Advisors Inc., the Distributor, Investor Services
                                                                   and certain other subsidiaries of Van Kampen Investments.
                                                                   Managing Director and General Counsel-Mutual Funds of Morgan
                                                                   Stanley Investment Advisors, Inc. Vice President and
                                                                   Secretary of funds in the Fund Complex. Prior to July 2001,
                                                                   Managing Director, General Counsel, Secretary and Director
                                                                   of Van Kampen Investments, the Adviser, the Distributor,
                                                                   Investor Services, and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to December 2000, Executive Vice
                                                                   President, General Counsel, Secretary and Director of Van
                                                                   Kampen Investments, the Adviser, Van Kampen Advisors Inc.,
                                                                   the Distributor, Investor Services and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to January
                                                                   1999, Vice President and Associate General Counsel to New
                                                                   York Life Insurance Company ("New York Life"), and prior to
                                                                   March 1997, Associate General Counsel of New York Life.
                                                                   Prior to December 1993, Assistant General Counsel of The
                                                                   Dreyfus Corporation. Prior to August 1991, Senior Associate,
                                                                   Willkie Farr & Gallagher. Prior to January 1989, Staff
                                                                   Attorney at the Securities and Exchange Commission, Division
                                                                   of Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS


John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1996  the Adviser, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Adviser and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 920, 913, 100
                                                 VLT ANR 2/04 13580B04-AS-2/04

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)
    (1)      The Trust's Code of Ethics is attached hereto as Exhibit A.
    (2)      Not applicable.
    (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES...........................         $38,135               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.........         $   750               $230,000 (2)
                        TAX FEES...................         $ 1,500 (3)           $      0 (4)
                        ALL OTHER FEES.............         $     0               $      0
              TOTAL NON-AUDIT FEES.................         $ 2,250               $230,000

              TOTAL................................         $40,385               $230,000


           2002
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES...........................         $36,000               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.........         $ 3,000               $95,000 (2)
                        TAX FEES...................         $ 1,500 (3)           $     0 (4)
                        ALL OTHER FEES.............         $     0               $     0
              TOTAL NON-AUDIT FEES.................         $ 4,500               $95,000

              TOTAL................................         $40,500               $95,000

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of Covered Entities' financial statements.

              (3) Tax Fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

              (4) Tax Fees represent tax compliance services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                           AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.

--------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     -   Statutory audits or financial audits for the Fund
     - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
     - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
     -   Due diligence services pertaining to potential fund mergers
     - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations
     - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
     - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
     - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
     - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

     -   U.S. federal, state and local tax planning and advice
     -   U.S. federal, state and local tax compliance
     -   International tax planning and advice
     -   International tax compliance
     - Review of federal, state, local and international income, franchise, and other tax returns
     -   Identification of Passive Foreign Investment Companies
     - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
     -   Domestic and foreign tax planning, compliance, and advice
     - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
     - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
     - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client
     -   Financial information systems design and implementation
     - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
     -   Actuarial services
     -   Internal audit outsourcing services
     -   Management functions
     -   Human resources
     -   Broker-dealer, investment adviser or investment banking services
     -   Legal services
     -   Expert services unrelated to the audit

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -   Van Kampen Investments, Inc.
     -   Van Kampen Investment Advisory Corporation
     -   Van Kampen Asset Management Inc.
     -   Van Kampen Advisors Inc.
     -   Van Kampen Funds Inc.
     -   Van Kampen Trust Company
     -   Van Kampen Investor Services Inc.
     -   Van Kampen Management Inc.
     -   Morgan Stanley Investment Management Inc.
     -   Morgan Stanley Investments LP
     -   Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust's and its investment advisor's Proxy Voting Policies and Procedures are as follows:

I.       POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.      GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III.     GUIDELINES

A.       MANAGEMENT PROPOSALS

         1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

                  o        Selection or ratification of auditors.

                  o Approval of financial statements, director and auditor reports.

                  o        Election of Directors.

                  o Limiting Directors' liability and broadening indemnification of Directors.

                  o Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

                  o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

                  o Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

                  o General updating/corrective amendments to the charter.

                  o        Elimination of cumulative voting.

                  o        Elimination of preemptive rights.

                  o Provisions for confidential voting and independent tabulation of voting results.

                  o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

         2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

                  Capitalization changes

                  o Capitalization changes that eliminate other classes of stock and voting rights.

                  o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

                  o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

                  o        Proposals for share repurchase plans.

                  o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

                  o        Proposals to effect stock splits.

                  o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

                  Compensation

                  o Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

                  o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

                  o Establishment of Employee Stock Option Plans and other employee ownership plans.

                  Anti-Takeover Matters

                  o Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

                  o Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

         3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

                  o Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

                  o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

                  o        Creation of "blank check" preferred stock.

                  o        Changes in capitalization by 100% or more.

                  o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

                  o Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

                  o        Proposals to indemnify auditors.

         4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

                  Corporate Transactions

                  o Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

                  o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

                  o Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

                  o Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

                           (i) Whether the stock option plan is incentive based;

                           (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                           (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

                  Anti-Takeover Provisions

                  o Proposals requiring shareholder ratification of poison pills.

                  o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       SHAREHOLDER PROPOSALS

         1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

                  o Requiring auditors to attend the annual meeting of shareholders.

                  o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

                  o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

                  o        Confidential voting.

                  o Reduction or elimination of supermajority vote requirements.

         2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

                  o        Proposals that limit tenure of directors.

                  o        Proposals to limit golden parachutes.

                  o Proposals requiring directors to own large amounts of stock to be eligible for election.

                  o Restoring cumulative voting in the election of directors.

                  o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

                  o Proposals that limit retirement benefits or executive compensation.

                  o Requiring shareholder approval for bylaw or charter amendments.

                  o Requiring shareholder approval for shareholder rights plan or poison pill.

                  o        Requiring shareholder approval of golden parachutes.

                  o Elimination of certain anti-takeover related provisions.

                  o        Prohibit payment of greenmail.

         3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

                  o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

                  o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

                  o Proposals that require inappropriate endorsements or corporate actions.

IV.      ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.       PROXY REVIEW COMMITTEE

         1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

                  (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

                  (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

                  (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

                  (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

                  (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

                  (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.


Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Income Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004